GOODWILL (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
GOODWILL
Summary of Carrying Value of Goodwill

		Cloud-based
	Cloud service	digital solutions
	and solutions	and services	Total
	RMB	RMB	RMB
Balance as of December 31, 2021	3,669,031	956,084	4,625,115
Disposal of a subsidiary	(15,268)	—	(15,268)
Purchase price adjustments	(3,259)	(864)	(4,123)
Balance as of June 30, 2022 (unaudited)	3,650,504	955,220	4,605,724
Balance as of June 30, 2022, in US$ (unaudited)	545,006	142,610	687,616

		Cloud-based
	Cloud service	digital solutions
	and solutions	and services	Total
	RMB	RMB	RMB
Balance as of December 31, 2021	3,669,031	956,084	4,625,115
Disposal of a subsidiary	(15,268)	—	(15,268)
Purchase price adjustments	(3,259)	(864)	(4,123)
Balance as of September 30, 2022 (unaudited)	3,650,504	955,220	4,605,724
Balance as of September 30, 2022, in US$ (unaudited)	513,180	134,282	647,462